Investment Objectives and Goals - Atlas U.S. Tactical Income Fund	Jan. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	ATLAS U.S. TACTICAL INCOME FUND, INC.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to maximize total return, consistent with preservation of capital.